Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2015	Apr. 30, 2013	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 22, 2020
Disclosure of classes of share capital [line items]
Outstanding unit voting right percentage required to remove general partner					66.67%
Right to receive cash, unaffiliated unitholders ($ per share)							$ 1.55
Proportion of voting rights held by non-controlling interests					1.30%
Repurchase of preferred units				$ 6,200	$ 6,200	$ 0
Gain on repurchase of preferred shares				$ 1,600
Distributions to limited partners and preferred unitholders					$ 32,103	$ 32,150
Class B common units | Brookfield
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				100.00%	100.00%
Common units | Brookfield
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				98.70%	98.70%
Series A Preferred Units
Disclosure of classes of share capital [line items]
Number of units issued in the period (in shares)			6,000,000.0
Preferred units, rate			7.25%
Aggregate redemption amount			$ 150,000
Proceeds from issuing shares			$ 144,800
Redemption price per unit (USD per share)			$ 25.00
Shares repurchased during the period				123,467
Dividends declared (USD per share)					$ 0.4531
Series B Preferred Units
Disclosure of classes of share capital [line items]
Number of units issued in the period (in shares)		5,000,000.0
Preferred units, rate		8.50%
Aggregate redemption amount		$ 125,000
Proceeds from issuing shares		$ 120,800
Redemption price per unit (USD per share)		$ 25.00
Shares repurchased during the period				89,981
Dividends declared (USD per share)					0.5313
Series E Preferred Units
Disclosure of classes of share capital [line items]
Number of units issued in the period (in shares)	4,800,000
Preferred units, rate	8.875%
Aggregate redemption amount	$ 116,000
Redemption price per unit (USD per share)	$ 25.00
Adjustment preferred unit rate	6.407%
Shares repurchased during the period				96,977
Dividends declared (USD per share)					$ 0.5547
General partner | Brookfield
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				100.00%	100.00%